Supplement Dated November 3, 2006
to
Prospectus Dated May 1, 2004
for
Scudder ZS4 Annuity

Issued by
KILICO Variable Annuity Separate Account
and
Kemper Investors Life Insurance Company

This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective November 3, 2006, the DWS Dreman Small Cap Value VIP is renamed the DWS Dreman Small Mid Cap Value VIP. All references in the Prospectus to the DWS Dreman Small Cap VIP or Sub-Account are hereby replaced with DWS Dreman Small Mid Cap Value VIP or Sub-Account, respectively.